GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Goodwill) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Net goodwill, beginning balance		$ 9,833	$ 7,541
Dissolution of joint venture			48
Foreign currency impact		(69)	242
Goodwill, Purchase Accounting Adjustments		82	(96)
Other			(5)
Net goodwill, ending balance	$ 9,833	9,846	9,833
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Global Ethylene Acrylic Acid (EAA)
Goodwill [Roll Forward]
Goodwill, Written off Related to Sale of Business Unit			(23)
Coatings and Performance Monomers
Goodwill [Roll Forward]
Net goodwill, beginning balance		1,071
Goodwill impairment			(1,491)
Net goodwill, ending balance	1,071		1,071
ECP [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period			3,617
Performance Materials & Coatings [Member]
Goodwill [Roll Forward]
Net goodwill, beginning balance		3,689	4,938
Goodwill, Written off Related to Sale of Business Unit			0
Dissolution of joint venture			48
Goodwill impairment	(1,491)		(1,491)
Foreign currency impact		(39)	194
Goodwill, Purchase Accounting Adjustments		0	0
Other			0
Net goodwill, ending balance	3,689	3,650	3,689
Performance Materials & Coatings [Member] | Coatings and Performance Monomers
Goodwill [Roll Forward]
Goodwill impairment			(1,491)
Performance Materials & Coatings [Member] | ECP [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period			0
Industrial Intermediates & Infrastructure [Member]
Goodwill [Roll Forward]
Net goodwill, beginning balance		1,101	1,085
Goodwill, Written off Related to Sale of Business Unit			0
Dissolution of joint venture			0
Goodwill impairment			0
Foreign currency impact		(6)	16
Goodwill, Purchase Accounting Adjustments		0	0
Other			0
Net goodwill, ending balance	1,101	1,095	1,101
Industrial Intermediates & Infrastructure [Member] | ECP [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period			0
Packaging & Specialty Plastics [Member]
Goodwill [Roll Forward]
Net goodwill, beginning balance		5,043	1,518
Goodwill, Written off Related to Sale of Business Unit			(23)
Dissolution of joint venture			0
Goodwill impairment			0
Foreign currency impact		(24)	32
Goodwill, Purchase Accounting Adjustments		82	(96)
Other			(5)
Net goodwill, ending balance	$ 5,043	$ 5,101	5,043
Packaging & Specialty Plastics [Member] | ECP [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period			$ 3,617